Empower Small Cap Growth Fund Investment Strategy - Empower Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization (“small cap”) companies. For purposes of the 80% policy, the Fund considers small cap companies to be those whose market capitalization falls within the range of the Russell 2000® Index at the time of initial purchase. As of December 31, 2025, the market capitalizations of the companies in the Russell 2000® Index ranged from $6 million to $31.3 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund emphasizes a “growth style” of investing, seeking companies whose potential to provide superior earnings growth appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time.The Fund may focus its investments in certain sectors, such as the consumer staples sector. The Fund may invest in securities of foreign companies, including those in emerging markets, and depositary receipts. The Fund may also invest in micro-capitalization (“micro cap”) companies.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •Lord Abbett uses fundamental analysis to look for micro cap companies that appear to have the potential for more rapid growth than the overall economy.•Peregrine conducts rigorous research to identify companies where the prospects for rapid earnings growth or significant change have yet to be well understood and are therefore not reflected in the current stock price.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 15% allocation of the Fund’s assets to Lord Abbett and an 85% allocation of the Fund’s assets to Peregrine. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.